TRADE AND OTHER RECEIVABLES - MOVEMENTS IN THE PROVISION FOR IMPAIRMENT OF TRADE RECEIVABLES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Opening balance	$ 4,279,000	$ 4,437,000
Allowance	(3,061,000)	(3,097,000)
Acquisitions from business combination	0	0
Reversal	553,000	2,712,000
Translation differences	688,000	543,000
Total	$ 6,099,000	$ 4,279,000